Financial instruments (Details 8) (Nonrecurring basis, CHF) In Billions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Assets and liabilities recorded at fair value
Loans	1.4	0.3
Level 2
Assets and liabilities recorded at fair value
Loans	1.2	0
Level 3
Assets and liabilities recorded at fair value
Loans	0.2	0.3
Bank
Assets and liabilities recorded at fair value
Loans	1.4	0.3
Bank | Level 2
Assets and liabilities recorded at fair value
Loans	1.2	0
Bank | Level 3
Assets and liabilities recorded at fair value
Loans	0.2	0.3